Certain Relationships and Related Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 28, 2018 USD ($) Location	Apr. 29, 2017 USD ($)	Apr. 30, 2016 USD ($)
Transactions with Third Party [Line Items]
Recruiting consultation fees	$ 253	$ 64
Corporate Office
Transactions with Third Party [Line Items]
Number of location leased | Location	2
Annual rent	$ 10,503	9,637	$ 7,784
Office And Warehouse Facilities
Transactions with Third Party [Line Items]
Annual rent			456
Ownership interest by related parties	50.00%
Payment for rent			179
MBS
Transactions with Third Party [Line Items]
Sales of books		0	2
Commission outstanding		$ 480
Supply agreement term		10 years
Purchases of books and others		$ 8,328	7,092
MBS | B&N.com
Transactions with Third Party [Line Items]
Commission earned		198	268
Payment for commissions		47	68
TXTB and MBS Direct | B&N.com
Transactions with Third Party [Line Items]
Payment for commissions		645	515
Outstanding amounts payable		5	0
LR Enterprises
Transactions with Third Party [Line Items]
Aircraft time-sharing and operating costs	$ 185	$ 153	63
Argix
Transactions with Third Party [Line Items]
Ownership interest by related parties	20.00%
Freight and transportation costs			$ 19,102